Ownership - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership percentage	5.00%
Entities affiliated with RA capital management LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with RA Capital Management, LLC, USA
Westfield Capital Management Company, L.P [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Westfield Capital Management Company, L.P., USA
Entities affiliated with FMR LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with FMR LLC, USA
Avoro Capital Advisors LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Avoro Capital Advisors LLC, USA
Entities affiliated with Artisan Partners Limited Partnership [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Artisan Partners LP, USA
Entities affiliated with Janus Henderson Group plc [member] | United Kingdom [Member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Janus Henderson Group plc, United Kingdom
Entities affiliated with Capital International Investors [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Capital International Investors